Capital Requirements and Restriction on Retained Earnings - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Net profits available to pay dividends to CBI	$ 23,289